INVESTMENTS - Acquisition of subsidiaries - Schedule of investees and their respective percentages of equity interest (Details 3) (Parenthetical)		12 Months Ended
		Dec. 31, 2022	Jan. 03, 2022
Compass Um Participacoes SA [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)			51.00%
Companhia Potiguar de Gás - Potigas [member] | Ordinary shares [member] | State of Rio Grande do Norte [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)		51.00%
Companhia de Gás do Estado do Rio Grande do Sul (“Sulgás”) [member] | Compass Um Participacoes SA [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)		51.00%
Associates [member] | Companhia Potiguar de Gás - Potigas [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate		83.00%
Commit acquisition [member] | Associates [member] | Companhia Potiguar de Gás - Potigas [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	[1]	83.00%
Commit acquisition [member] | Associates [member] | Companhia Potiguar de Gás - Potigas [member] | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate		49.00%
Commit acquisition [member] | Associates [member] | Companhia de Gás do Estado do Rio Grande do Sul (“Sulgás”) [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	[2]	49.00%

[1]	The interest of 83% refers to the total shares (ordinary and preferred) even though the subsidiary does not control investee Potigás, as the State of Rio Grande do Norte owns 51% of the common shares with voting rights, while Commit holds 49%.
[2]	The subsidiary Compass Um Participações S.A. owns the remaining 51% of this entity.